Note 4 - Loans Payable (Detail) (USD $)			12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010 October 2, 2009 Payment [Member] April 3, 2009 Loan [Member]	Jul. 31, 2010 November 9, 2009 Payment [Member] April 3, 2009 Loan [Member]	Jul. 31, 2009 February 11, 2009 Loan [Member]	Jul. 31, 2009 April 3, 2009 Loan [Member]	Jul. 31, 2011 September 30, 2010 Loan [Member]	Jul. 31, 2011 October 12, 2010 Loan [Member]	Jul. 31, 2012 March 12, 2012 Loan [Member]	Jul. 31, 2012 May and June 2012 [Member]
Debt Instrument, Face Amount					$ 75,000	$ 125,000	$ 110,000	$ 110,000	$ 10,000	$ 25,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Description					In May 2011, this note was forgiven.	In May 2011, this note was forgiven.	In May 2011, this note was forgiven.	In May 2011, this note was forgiven.
Repayments of Debt			25,000	15,000		40,000
Notes Payable, Current	$ 35,000	$ 0